EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amounts of employee benefits expensed as incurred	$ 12,868	$ 12,748	$ 9,361